Trade and Other Receivables - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance For Credit Losses [Abstract]
Opening Balance	$ 2,253	$ 2,240
Additions	23	48
Recovery of prior ECL	(1)	(35)
Closing Balance	$ 2,275	$ 2,253